Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables
Trade and other payables

11. Trade and other payables

Trade and other payables consist of the following:

	December 31, 2023	December 31, 2022
	$	$
Trade payables	3,240,658	2,760,002
Accrued liabilities (i)	954,371	4,348,417
	4,195,029	7,108,419

(i) Accrued liabilities consist of the following:

	December 31, 2023	December 31, 2022
	$	$
External research and development fees	—	3,531,996
Operational expenses	71,953	92,783
Professional and other fees	473,225	314,445
Accrued interest	409,193	409,193
	954,371	4,348,417